EXPLORATION AND EVALUATION ASSETS AND EXPENDITURES - Disclosure of detailed information about Las Chispas exploration and evaluation asset expenditures to date (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exploration And Evaluation Assets And Expenditures [Line Items]
Expenditures during the year	$ 692,591	$ 3,986,252
Las Chispas [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Cumulative expenditures	76,691,658	26,409,043	$ 12,005,332
Expenditures during the year	50,282,615	14,403,711
Assays [Member] | Las Chispas [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Cumulative expenditures	5,654,808	2,812,567	1,390,283
Expenditures during the year	2,842,241	1,422,284
Decline construction and underground workings [Member] | Las Chispas [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Cumulative expenditures	11,355,564	0	0
Expenditures during the year	11,355,564	0
Depreciation [Member] | Las Chispas [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Cumulative expenditures	218,194	93,067	38,305
Expenditures during the year	125,127	54,762
Drilling [Member] | Las Chispas [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Cumulative expenditures	41,537,514	17,512,601	7,468,232
Expenditures during the year	24,024,913	10,044,369
Field and administrative costs [Member] | Las Chispas [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Cumulative expenditures	4,513,876	1,847,056	1,210,101
Expenditures during the year	2,666,820	636,955
Metallurgy [Member] | Las Chispas [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Cumulative expenditures	588,269	0	0
Expenditures during the year	588,269	0
Salaries and remuneration [Member] | Las Chispas [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Cumulative expenditures	5,938,473	2,473,324	1,128,811
Expenditures during the year	3,465,149	1,344,513
Share-based compensation [Member] | Las Chispas [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Cumulative expenditures	3,109,103	750,841	313,820
Expenditures during the year	2,358,262	437,021
Technical consulting services and studies [Member] | Las Chispas [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Cumulative expenditures	3,084,476	644,415	251,306
Expenditures during the year	2,440,061	393,109
Travel and lodging [Member] | Las Chispas [Member]
Exploration And Evaluation Assets And Expenditures [Line Items]
Cumulative expenditures	691,381	275,172	$ 204,474
Expenditures during the year	$ 416,209	$ 70,698